Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains (Losses) Related to Hedging
The following table presents the pre-tax gains (losses) related to our fair value and cash flow hedging activities recognized in the consolidated income statement.

Income statement impact of fair value and cash flow hedges
(in millions)	Location of gains (losses)	2020	2019	2018
Interest rate fair value hedges of available-for-sale securities
Derivative	Interest revenue	$(627)	$(795)	$284
Hedged item	Interest revenue	624	788	(273)
Interest rate fair value hedges of long-term debt
Derivative	Interest expense	587	486	(328)
Hedged item	Interest expense	(586)	(483)	330
Foreign exchange fair value hedges of available-for-sale securities
Derivative (a)	Other revenue	(9)	9	(2)
Hedged item	Other revenue	11	(8)	2
Cash flow hedge of interest rate risk
Gain reclassified from OCI into income	Interest expense	—	7	—
Cash flow hedges of forecasted FX exposures
Gain reclassified from OCI into income	Other revenue	—	—	2
(Loss) gain reclassified from OCI into income	Staff expense	(1)	3	(4)
(Loss) gain recognized in the consolidated income statement due to fair value and cash flow hedging relationships		$(1)	$7	$11
(a) Includes gains of $1 million in 2020 and $2 million in 2019 and a (loss) of $1 million in 2018 associated with the amortization of the excluded component. At Dec. 31, 2020 and Dec. 31, 2019, the remaining accumulated OCI balance associated with the excluded component was de minimis.
Impacts of Hedging Derivatives in Net Investment Hedging Relationships
The following table presents the impact of hedging derivatives used in net investment hedging relationships.

Impact of derivative instruments used in net investment hedging relationships
(in millions)
Derivatives in net investment hedging relationships	Gain or (loss) recognized in accumulated OCI on derivatives Year ended Dec. 31,			Location of gain or (loss) reclassified from accumulated OCI into income	Gain or (loss) reclassified from accumulated OCI into income Year ended Dec. 31,
	2020	2019	2018		2020	2019	2018
FX contracts	$(284)	$(19)	$535	Net interest revenue	$—	$—	$—

Summary of Hedged Items in Fair Value Hedging Relationships
The following table presents information on the hedged items in fair value hedging relationships.

Hedged items in fair value hedging relationships	Carrying amount of hedged asset or liability		Hedge accounting basis adjustment increase (decrease) (a)

	Dec. 31,		Dec. 31,
(in millions)	2020	2019	2020	2019
Available-for-sale securities (b)(c)	$17,536	$13,792	$1,428	$687
Long-term debt	$14,784	$13,945	$783	$116
(a)    Includes $177 million and $53 million of basis adjustment increases on discontinued hedges associated with available-for-sale securities at Dec. 31, 2020 and Dec. 31, 2019, respectively, and $118 million and $200 million of basis adjustment decreases on discontinued hedges associated with long-term debt at Dec. 31, 2020 and Dec. 31, 2019, respectively.
(b)    Excludes hedged items where only foreign currency risk is the designated hedged risk, as the basis adjustments related to foreign currency hedges will not reverse through the consolidated income statement in future periods. The carrying amount excluded for available-for-sale securities was $148 million at Dec. 31, 2020 and $142 million at Dec. 31, 2019.
(c)    Carrying amount represents the amortized cost.

Impact of Derivative Instruments on the Balance Sheet
The following table summarizes the notional amount and carrying values of our total derivative portfolio at Dec. 31, 2020 and Dec. 31, 2019.

Impact of derivative instruments on the balance sheet	Notional value		Asset derivatives fair value		Liability derivatives fair value
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
(in millions)
Derivatives designated as hedging instruments: (a)(b)
Interest rate contracts	$31,360	$28,365	$—	$—	$666	$350
Foreign exchange contracts	8,706	8,390	19	21	441	257
Total derivatives designated as hedging instruments			$19	$21	$1,107	$607
Derivatives not designated as hedging instruments: (b)(c)
Interest rate contracts	$198,865	$306,790	$4,482	$3,690	$3,880	$3,250
Foreign exchange contracts	813,003	848,961	7,688	5,331	7,622	5,340
Equity contracts	5,142	3,189	2	19	37	5
Credit contracts	165	165	—	—	4	4
Total derivatives not designated as hedging instruments			$12,172	$9,040	$11,543	$8,599
Total derivatives fair value (d)			$12,191	$9,061	$12,650	$9,206
Effect of master netting agreements (e)			(8,346)	(5,819)	(7,845)	(5,415)
Fair value after effect of master netting agreements			$3,845	$3,242	$4,805	$3,791
(a)    The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the consolidated balance sheet.
(b)    For derivative transactions settled at clearing organizations, cash collateral exchanged is deemed a settlement of the derivative each day. The settlement reduces the gross fair value of derivative assets and liabilities and results in a corresponding decrease in the effect of master netting agreements, with no impact to the consolidated balance sheet.
(c)    The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the consolidated balance sheet.
(d)    Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815, Derivatives and Hedging.
(e)    Effect of master netting agreements includes cash collateral received and paid of $1,552 million and $1,051 million, respectively, at Dec. 31, 2020, and $1,022 million and $618 million, respectively, at Dec. 31, 2019.

Revenue from Foreign Exchange and Other Trading
The following table presents our foreign exchange and other trading revenue.

Foreign exchange and other trading revenue	Year ended Dec. 31,
(in millions)	2020	2019	2018
Foreign exchange	$776	$577	$663
Other trading revenue	13	77	69
Total foreign exchange and other trading revenue	$789	$654	$732

Fair Value of Derivative Contracts Falling under Early Termination Provisions that were in Net Liability Position
The following table shows the aggregate fair value of OTC derivative contracts in net liability positions that contained credit risk-contingent features and the value of collateral that has been posted.

	Dec. 31, 2020	Dec. 31, 2019
(in millions)
Aggregate fair value of OTC derivatives in net liability positions (a)	$5,235	$3,442
Collateral posted	$5,568	$3,671
(a)    Before consideration of cash collateral.
The following table shows the fair value of contracts falling under early termination provisions that were in net liability positions for three key ratings triggers.

Potential close-out exposures (fair value) (a)
	Dec. 31, 2020	Dec. 31, 2019
(in millions)
If The Bank of New York Mellon’s rating changed to: (b)
A3/A-	$79	$56
Baa2/BBB	$813	$608
Ba1/BB+	$2,859	$2,084
(a)    The amounts represent potential total close-out values if The Bank of New York Mellon’s long-term issuer rating were to immediately drop to the indicated levels, and do not reflect collateral posted.
(b)    Represents ratings by Moody’s/S&P.

Offsetting Assets
The following tables present derivative and financial instruments and their related offsets. There were no derivative instruments or financial instruments subject to a legally enforceable netting agreement for which we are not currently netting.

Offsetting of derivative assets and financial assets at Dec. 31, 2020
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,972	$1,952		$1,020	$311	$—	$709
Foreign exchange contracts	7,128	6,392		736	146	—	590
Equity and other contracts	2	2		—	—	—	—
Total derivatives subject to netting arrangements	10,102	8,346		1,756	457	—	1,299
Total derivatives not subject to netting arrangements	2,089	—		2,089	—	—	2,089
Total derivatives	12,191	8,346		3,845	457	—	3,388
Reverse repurchase agreements	78,828	59,561	(b)	19,267	19,252	—	15
Securities borrowing	11,640	—		11,640	11,166	—	474
Total	$102,659	$67,907		$34,752	$30,875	$—	$3,877
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative assets and financial assets at Dec. 31, 2019
	Gross assets recognized	Gross amounts offset in the balance sheet		Net assets recognized in the balance sheet	Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral received	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$2,394	$1,792		$602	$207	$—	$395
Foreign exchange contracts	4,861	4,021		840	44	—	796
Equity and other contracts	9	6		3	—	—	3
Total derivatives subject to netting arrangements	7,264	5,819		1,445	251	—	1,194
Total derivatives not subject to netting arrangements	1,797	—		1,797	—	—	1,797
Total derivatives	9,061	5,819		3,242	251	—	2,991
Reverse repurchase agreements	112,355	93,794	(b)	18,561	18,554	—	7
Securities borrowing	11,621	—		11,621	11,278	—	343
Total	$133,037	$99,613		$33,424	$30,083	$—	$3,341
(a)    Includes the effect of netting agreements and net cash collateral received. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of reverse repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting Liabilities

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2020				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$4,533	$2,348		$2,185	$2,115	$—	$70
Foreign exchange contracts	7,280	5,484		1,796	143	—	1,653
Equity and other contracts	37	13		24	7	—	17
Total derivatives subject to netting arrangements	11,850	7,845		4,005	2,265	—	1,740
Total derivatives not subject to netting arrangements	800	—		800	—	—	800
Total derivatives	12,650	7,845		4,805	2,265	—	2,540
Repurchase agreements	69,831	59,561	(b)	10,270	10,270	—	—
Securities lending	1,035	—		1,035	983	—	52
Total	$83,516	$67,406		$16,110	$13,518	$—	$2,592
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Offsetting of derivative liabilities and financial liabilities at Dec. 31, 2019				Net liabilities recognized in the balance sheet
	Gross liabilities recognized	Gross amounts offset in the balance sheet			Gross amounts not offset in the balance sheet
(in millions)			(a)		Financial instruments	Cash collateral pledged	Net amount
Derivatives subject to netting arrangements:
Interest rate contracts	$3,550	$1,986		$1,564	$1,539	$—	$25
Foreign exchange contracts	4,873	3,428		1,445	74	—	1,371
Equity and other contracts	5	1		4	2	—	2
Total derivatives subject to netting arrangements	8,428	5,415		3,013	1,615	—	1,398
Total derivatives not subject to netting arrangements	778	—		778	—	—	778
Total derivatives	9,206	5,415		3,791	1,615	—	2,176
Repurchase agreements	104,451	93,794	(b)	10,657	10,657	—	—
Securities lending	718	—		718	694	—	24
Total	$114,375	$99,209		$15,166	$12,966	$—	$2,200
(a)    Includes the effect of netting agreements and net cash collateral paid. The offset related to the OTC derivatives was allocated to the various types of derivatives based on the net positions.
(b)    Offsetting of repurchase agreements relates to our involvement in the FICC, where we settle government securities transactions on a net basis for payment and delivery through the Fedwire system.

Transfer of Certain Financial Assets Accounted for as Secured Borrowings
The following table presents the contract value of repurchase agreements and securities lending transactions accounted for as secured borrowings by the type of collateral provided to counterparties.

Repurchase agreements and securities lending transactions accounted for as secured borrowings
	Dec. 31, 2020				Dec. 31, 2019
	Remaining contractual maturity			Total	Remaining contractual maturity			Total
(in millions)	Overnight and continuous	Up to 30 days	30 days or more		Overnight and continuous	Up to 30 days	30 days or more
Repurchase agreements:
U.S. Treasury	$62,381	$—	$—	$62,381	$94,788	$10	$—	$94,798
Agency RMBS	3,117	—	80	3,197	4,234	774	—	5,008
Corporate bonds	190	218	1,436	1,844	266	236	1,617	2,119
State and political subdivisions	66	40	864	970	38	166	1,077	1,281
U.S. government agencies	425	—	—	425	594	16	—	610
Sovereign debt/sovereign guaranteed	—	—	—	—	—	22	—	22
Other debt securities	7	21	138	166	2	—	2	4
Equity securities	—	21	827	848	31	99	479	609
Total	$66,186	$300	$3,345	$69,831	$99,953	$1,323	$3,175	$104,451
Securities lending:
Agency RMBS	$161	$—	$—	$161	$160	$—	$—	$160
U.S. government agencies	—	—	—	—	19	—	—	19
Other debt securities	52	—	—	52	41	—	—	41
Equity securities	822	—	—	822	498	—	—	498
Total	$1,035	$—	$—	$1,035	$718	$—	$—	$718
Total secured borrowings	$67,221	$300	$3,345	$70,866	$100,671	$1,323	$3,175	$105,169